Note 5 - Loans to Customers - Microloans to Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total financial assets		$ 326,630	$ 77,869
Origination fees and late interest		128,373	1,655
Other changes in fair value of loans to customers		(54,431)	(528)
Net change in fair value of loans to customers		74,071	1,127
Consumer loans, disbursed amounts [member]
Statement Line Items [Line Items]
Total financial assets		132,418	2,568
Consumer loans, accumulated interest revenue [member]
Statement Line Items [Line Items]
Total financial assets		17,338	1,146
Consumer loans, accumulated credit loss expense [member]
Statement Line Items [Line Items]
Total financial assets	[1]	(54,302)	(528)
Consumer loans, accumulated repayments [member]
Statement Line Items [Line Items]
Total financial assets		(1,843)	(95)
Loans to consumers [member]
Statement Line Items [Line Items]
Total financial assets		93,115	3,092
Current [member] | Consumer loans, disbursed amounts [member]
Statement Line Items [Line Items]
Total financial assets		88,271	1,520
Current [member] | Consumer loans, accumulated interest revenue [member]
Statement Line Items [Line Items]
Total financial assets		5,101	247
Current [member] | Consumer loans, accumulated credit loss expense [member]
Statement Line Items [Line Items]
Total financial assets	[1]	(4,754)
Current [member] | Consumer loans, accumulated repayments [member]
Statement Line Items [Line Items]
Total financial assets		(30)	(6)
Current [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Total financial assets		88,588	1,762
Later than one month and not later than two months [member] | Consumer loans, disbursed amounts [member]
Statement Line Items [Line Items]
Total financial assets		10,350	503
Later than one month and not later than two months [member] | Consumer loans, accumulated interest revenue [member]
Statement Line Items [Line Items]
Total financial assets		2,017	223
Later than one month and not later than two months [member] | Consumer loans, accumulated credit loss expense [member]
Statement Line Items [Line Items]
Total financial assets	[1]	(8,629)	(91)
Later than one month and not later than two months [member] | Consumer loans, accumulated repayments [member]
Statement Line Items [Line Items]
Total financial assets		(137)	(37)
Later than one month and not later than two months [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Total financial assets		3,601	598
Later than two months and not later than three months [member] | Consumer loans, disbursed amounts [member]
Statement Line Items [Line Items]
Total financial assets		13,462	235
Later than two months and not later than three months [member] | Consumer loans, accumulated interest revenue [member]
Statement Line Items [Line Items]
Total financial assets		3,390	276
Later than two months and not later than three months [member] | Consumer loans, accumulated credit loss expense [member]
Statement Line Items [Line Items]
Total financial assets	[1]	(15,950)	(99)
Later than two months and not later than three months [member] | Consumer loans, accumulated repayments [member]
Statement Line Items [Line Items]
Total financial assets		(300)	(34)
Later than two months and not later than three months [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Total financial assets		602	378
Later than three months [member] | Consumer loans, disbursed amounts [member]
Statement Line Items [Line Items]
Total financial assets		20,335	310
Later than three months [member] | Consumer loans, accumulated interest revenue [member]
Statement Line Items [Line Items]
Total financial assets		6,830	400
Later than three months [member] | Consumer loans, accumulated credit loss expense [member]
Statement Line Items [Line Items]
Total financial assets	[1]	(24,969)	(337)
Later than three months [member] | Consumer loans, accumulated repayments [member]
Statement Line Items [Line Items]
Total financial assets		(1,375)	(18)
Later than three months [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Total financial assets		$ 325	$ 355

[1]	Accumulated credit loss expense is part of Other changes in fair value of loans to customers in the Statement of Operations.